Accounts payable and accrued liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 3,665	$ 5,282
Accrued liabilities	2,477	2,275
Payroll taxes	15	18
Accounts payable and accrued liabilities	$ 6,157	$ 7,575